Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net income	$ (475,606)	$ 57,317
Items not involving cash:
Depreciation of property and equipment	702	7,821
Gain on disposition of assets	258,361
Stock-based compensation		806
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(134,531)	(221,771)
Decrease (increase) in investment tax credits	128,718	128,025
Decrease (increase) in prepaid expenses	(13,312)	14,132
Increase (decrease) in accounts payable	43,142	(16,840)
Increase (decrease) in accrued liabilities	(24,980)	(299)
Increase (decrease) in deferred revenue	(57,862)	(16,505)
Cash flows provided by operating activities	(244,995)	(47,978)
INVESTING ACTIVITIES
Purchase of property and equipment		(6,576)
Proceeds on sale of assets	(258,361)
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(258,361)	(6,576)
FINANCING ACTIVITIES
Cash flows provided by financing activities	(102,488)	(77,322)
Effect of changes in exchange rates on cash	400,868	(22,768)
Cash and cash equivalents, beginning of period	429,824	506,624
Cash and cash equivalents, end of period	$ 327,336	$ 429,202